Interim Condensed Consolidated Statements of Financial Position (Current Period Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 20,006	$ 26,093
Restricted cash	376	4,326
Trade and other receivables, net	372,530	403,907
Gas in storage	12,283	6,177
Fair value of derivative financial assets	55,072	36,353
Income taxes recoverable	7,067	6,641
Other current assets	143,857	203,270
Total current assets	611,191	686,767
Assets classified as held for sale	3,402	7,611
Noncurrent assets, excluding assets held for sale	614,593	694,378
Non-current assets
Investments	32,889	32,889
Property and equipment, net	23,903	28,794
Intangible assets, net	362,389	370,958
Fair value of derivative financial assets	26,929	28,792
Deferred income tax assets	3,644	3,572
Other non-current assets	47,620	56,450
Total non-current assets	497,374	521,455
TOTAL ASSETS	1,111,967	1,215,833
Current liabilities
Trade and other payables	559,441	685,665
Deferred revenue	1,795	852
Income taxes payable	6,433	5,799
Fair value of derivative financial liabilities	79,652	113,438
Provisions	142	1,529
Current portion of long-term debt	262,909	253,485
Total current liabilities	910,372	1,060,768
Liabilities related to assets classified as held for sale	2,198	4,906
Non-current liabilities other than liabilities included in disposal groups classified as held for sale	912,570	1,065,674
Non-current liabilities
Long-term debt	519,347	528,518
Fair value of derivative financial liabilities	57,700	76,268
Deferred income tax liabilities	2,720	2,931
Other non-current liabilities	32,670	37,730
Total non-current liabilities	612,437	645,447
TOTAL LIABILITIES	1,525,007	1,711,121
SHAREHOLDERS’ DEFICIT
Shareholders’ capital	1,246,991	1,246,829
Equity component of convertible debentures	13,029	13,029
Contributed deficit	(29,273)	(29,826)
Accumulated deficit	(1,730,433)	(1,809,557)
Accumulated other comprehensive income	87,053	84,651
Non-controlling interest	(407)	(414)
TOTAL SHAREHOLDERS’ DEFICIT	(413,040)	(495,288)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,111,967	$ 1,215,833